Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory rate (benefit)	21.00%	31.50%
Temporary differences	(3.50%)	(15.20%)
Permanent differences	8.60%	24.80%
Change in valuation allowance	15.90%	21.90%
Effective Tax Rate	0.00%	0.00%